UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 83.17%
Airlines - 3.74%
Delta Air Lines, Inc.	96,800	$3,557,400
Banks - 1.72%
Citizens Financial Group, Inc.	66,000	1,634,820
Beverages - 2.02%
Coca-Cola European Partners PLC (a)	50,000	1,922,500
Biotechnology - 4.62%
Gilead Sciences, Inc.	56,000	4,389,280
Commercial Services & Supplies - 4.53%
Covanta Holding Corp.	289,000	4,303,210
Consumer Finance - 5.36%
Capital One Financial Corp.	30,000	2,148,000
Discover Financial Services	49,100	2,946,000
		5,094,000
Food & Staples Retailing - 10.11%
CVS Health Corp.	33,200	3,100,880
Kroger Co.	74,000	2,367,260
Walgreens Boots Alliance, Inc.	51,400	4,148,494
		9,616,634
Hotels, Restaurants & Leisure - 7.45%
Royal Caribbean Cruises Ltd. (a)	53,600	3,811,496
Six Flags Entertainment Corp.	67,100	3,272,467
		7,083,963
Independent Power and Renewable Electricity Producers - 9.21%
NRG Energy, Inc.	374,000	4,529,140
NRG Yield, Inc.	251,100	4,228,524
		8,757,664
Insurance - 2.22%
MetLife, Inc.	48,600	2,109,240
IT Services - 3.49%
Leidos Holdings, Inc.	82,000	3,321,820
Media - 0.71%
AMC Entertainment Holdings, Inc.	22,200	675,102
Multiline Retail - 3.10%
Dollar General Corp.	13,500	991,035
Macy's, Inc.	54,000	1,953,720
		2,944,755
Oil, Gas & Consumable Fuels - 3.66%
EQT Corp.	48,700	3,482,050
Pharmaceuticals - 7.33%
Pfizer, Inc.	81,000	2,818,800
Teva Pharmaceutical Industries Ltd. - ADR	82,300	4,147,097
		6,965,897
Semiconductors & Semiconductor Equipment - 2.01%
Teradyne, Inc.	90,575	1,907,509

Technology Hardware, Storage & Peripherals - 2.68%
Hewlett Packard Enterprise Co.	118,500	2,545,380
Textiles, Apparel & Luxury Goods - 4.54%
Ralph Lauren Corp.	41,700	4,320,954
Transportation Infrastructure - 4.67%
Macquarie Infrastructure Corp.	55,600	4,444,664
TOTAL COMMON STOCKS (Cost $79,831,495)		79,076,842

MASTER LIMITED PARTNERSHIPS* - 6.79%
Capital Markets - 2.29%
Apollo Global Management, LLC	116,800	2,174,816
Oil, Gas & Consumable Fuels -4.50%
EQT Midstream Partners LP	54,500	4,284,245
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,572,484)		6,459,061

REAL ESTATE INVESTMENT TRUSTS* - 6.45%
Crown Castle International Corp.	22,500	2,132,325
Gaming & Leisure Properties, Inc.	117,012	4,002,981
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,717,959)		6,135,306

	Contracts
PURCHASED OPTIONS - 0.33%
Put Options - 0.33%
SPDR S&P 500 ETF Trust
Expiration: October 2016, Exercise Price: $208.00	1,000	170,000
Expiration: September 2016, Exercise Price: $205.00	5,500	126,500
Expiration: September 2016, Exercise Price: $190.00	4,000	20,000
TOTAL PURCHASED OPTIONS (Cost $1,318,041)		316,500

	Shares
SHORT-TERM INVESTMENTS - 11.24%
STIT-Treasury Portfolio, Institutional Class, 0.220% (b)	10,686,576	10,686,576
TOTAL SHORT-TERM INVESTMENTS (Cost $10,686,576)		10,686,576

Total Investments (Cost $103,126,555) - 107.98%		102,674,285
Liabilities in Excess of Other Assets - (7.98)%		(7,591,348)
TOTAL NET ASSETS - 100.00%		$95,082,937

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Seven day yield as of August 31, 2016.
ADR	American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
August 31, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
AMC Entertainment Holdings, Inc.
Expiration: September 2016, Exercise Price: $26.00	(222)	$ (93,240)
Apollo Global Management, LLC
Expiration: December 2016, Exercise Price: $17.00	(1,168)	(239,440)
Capital One Financial Corp.
Expiration: September 2016, Exercise Price: $72.50	(300)	(20,100)
Citizens Financial Group, Inc.
Expiration: October 2016, Exercise Price: $22.50	(660)	(161,700)
Coca-Cola European Partners PLC (a)
Expiration: November 2016, Exercise Price: $35.00	(500)	(185,000)
Covanta Holding Corp.
Expiration: September 2016, Exercise Price: $17.50	(2,890)	(7,225)
Crown Castle International Corp.
Expiration: January 2017, Exercise Price: $87.50	(225)	(182,250)
CVS Health Corp.
Expiration: September 2016, Exercise Price: $98.50	(332)	(4,814)
Delta Air Lines, Inc.
Expiration: September 2016, Exercise Price: $44.00	(780)	(3,900)
Expiration: September 2016, Exercise Price: $45.00	(188)	(752)
Discover Financial Services
Expiration: October 2016, Exercise Price: $57.50	(491)	(171,850)
Dollar General Corp.
Expiration: November 2016, Exercise Price: $85.00	(135)	(3,375)
EQT Corp.
Expiration: September 2016, Exercise Price: $65.00	(487)	(323,855)
EQT Midstream Partners LP
Expiration: October 2016, Exercise Price: $75.00	(545)	(261,600)
Gaming & Leisure Properties, Inc.
Expiration: January 2017, Exercise Price: $37.00	(1,170)	(46,800)
Gilead Sciences, Inc.
Expiration: September 2016, Exercise Price: $80.00	(110)	(7,370)
Expiration: October 2016, Exercise Price: $85.00	(450)	(27,450)
Hewlett Packard Enterprise Co.
Expiration: November 2016, Exercise Price: $19.00	(1,185)	(340,687)
Kroger Co.
Expiration: September 2016, Exercise Price: $35.00	(740)	(11,100)
Leidos Holdings, Inc.
Expiration: November 2016, Exercise Price: $41.36	(820)	(141,450)
Macquarie Infrastructure Corp.
Expiration: October 2016, Exercise Price: $75.00	(556)	(311,360)
Macy's, Inc.
Expiration: September 2016, Exercise Price: $33.00	(540)	(194,400)
MetLife, Inc.
Expiration: September 2016, Exercise Price: $45.00	(486)	(12,150)
NRG Energy, Inc.

Expiration: September 2016, Exercise Price: $15.00	(710)	(1,775)
Expiration: December 2016, Exercise Price: $19.00	(3,030)	(30,300)
NRG Yield, Inc.
Expiration: November 2016, Exercise Price: $17.50	(2,511)	(138,105)
Pfizer, Inc.
Expiration: December 2016, Exercise Price: $36.00	(810)	(46,980)
Ralph Lauren Corp.
Expiration: October 2016, Exercise Price: $95.00	(417)	(389,895)
Royal Caribbean Cruises Ltd. (a)
Expiration: September 2016, Exercise Price: $67.50	(96)	(40,320)
Expiration: December 2016, Exercise Price: $80.00	(440)	(60,720)
Six Flags Entertainment Corp.
Expiration: September 2016, Exercise Price: $55.00	(671)	(1,678)
Teradyne, Inc.
Expiration: October 2016, Exercise Price: $20.00	(905)	(134,845)
Teva Pharmaceutical Industries Ltd. (a)
Expiration: September 2016, Exercise Price: $57.50	(739)	(6,651)
Expiration: September 2016, Exercise Price: $65.00	(84)	(420)
Walgreens Boots Alliance, Inc.
Expiration: October 2016, Exercise Price: $85.00	(514)	(41,120)
		(3,644,677)

Total Written Options (Premiums received $4,818,060)		$ (3,644,677)

(a)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 75.44%
Fannie Mae-Aces
2014-M5, 0.825%, 01/25/2017 (a)	$96,795	$96,740
2012-M9, 4.195%, 12/25/2017 (a)(b)	8,173,311	258,326
2013-M11, 1.500%, 01/25/2018	416,730	416,236
2015-M4, 0.680%, 09/25/2018 (a)	432,603	432,731
2015-M10, 0.721%, 03/25/2019 (a)	861,294	861,918
2014-M10, 0.160%, 09/25/2019 (a)(b)	118,438,097	269,506
2012-M8, 2.236%, 12/25/2019 (a)(b)	10,382,628	333,790
2015-M17, 1.424%, 11/25/2022 (a)	837,673	841,356
2016-M2, 1.470%, 01/25/2023	935,114	930,649
Fannie Mae Pool
735794, 7.000%, 06/01/2017	268	270
545825, 6.000%, 07/01/2017	6,167	6,230
670372, 6.000%, 09/01/2017	9,108	9,191
254443, 6.000%, 09/01/2017	8,033	8,166
254473, 5.500%, 10/01/2017	35,132	35,745
AL0217, 5.000%, 11/01/2018	71,468	73,427
555872, 5.000%, 11/01/2018	9,042	9,301
725098, 5.500%, 12/01/2018	56,667	58,372
774537, 4.500%, 04/01/2019	68,582	70,317
255176, 4.500%, 04/01/2019	22,231	22,810
725527, 5.500%, 05/01/2019	13,726	14,083
725792, 4.500%, 08/01/2019	34,080	35,020
725707, 5.000%, 08/01/2019	116,323	120,290
725993, 6.000%, 09/01/2019	14,849	15,116
735990, 4.500%, 11/01/2019	69,349	71,253
255547, 4.500%, 01/01/2020	122,935	126,965
357695, 4.500%, 01/01/2020	155,594	161,019
995182, 5.500%, 06/01/2020	127,956	132,326
745440, 4.500%, 07/01/2020	120,283	123,574
AE0413, 4.000%, 10/01/2020	180,086	186,557
735920, 4.500%, 10/01/2020	513,787	530,390
995158, 4.500%, 12/01/2020	248,580	256,701
745238, 6.000%, 12/01/2020	35,782	37,234
MA0630, 4.000%, 01/01/2021	314,732	326,318
MA0688, 4.000%, 03/01/2021	509,053	527,843
745453, 5.500%, 03/01/2021	93,205	99,214
MA0704, 4.000%, 04/01/2021	274,114	284,343
253802, 6.500%, 05/01/2021	38,357	44,124
AE0125, 5.500%, 08/01/2021	55,609	58,339
890330, 5.000%, 10/01/2021	39,812	41,040
995528, 5.000%, 12/01/2021	203,040	216,770
889143, 4.500%, 05/01/2022	37,636	38,878
995160, 5.000%, 09/01/2022	65,264	67,053
889323, 5.500%, 11/01/2022	96,195	102,835
890156, 5.000%, 05/01/2023	23,450	24,672
995874, 5.500%, 11/01/2023	9,103	9,686
995185, 5.000%, 12/01/2023	128,856	138,175
AS2052, 3.000%, 03/01/2024	319,344	334,900
MA1892, 3.000%, 05/01/2024	302,402	317,099
995865, 4.500%, 07/01/2024	231,189	245,660
AD3081, 4.000%, 04/01/2025	116,674	123,019
890216, 4.500%, 07/01/2025	103,107	109,929
#TBA, 3.500%, 09/15/2025	500,000	527,998
255984, 4.500%, 11/01/2025	19,103	20,855
AE0368, 3.500%, 12/01/2025	281,894	297,934
256045, 5.000%, 12/01/2025	81,885	90,679

AI1986, 4.000%, 05/01/2026	135,050	143,736
256247, 6.000%, 05/01/2026	19,996	22,878
256272, 5.500%, 06/01/2026	664	747
#TBA, 3.000%, 09/15/2026	5,125,000	5,366,436
AL3615, 3.500%, 12/01/2026	779,522	823,358
48081, 4.908%, 12/01/2026 (a)	9,529	9,812
888281, 6.000%, 04/01/2027	106,028	121,314
47935, 4.815%, 05/01/2027 (a)	1,966	2,064
256714, 5.500%, 05/01/2027	110,557	124,387
AL8046, 3.500%, 01/01/2028	1,731,868	1,828,671
252284, 6.500%, 01/01/2029	125,730	143,410
323591, 6.500%, 03/01/2029	34,568	40,506
MA0587, 4.000%, 12/01/2030	744,604	804,679
MA0949, 3.500%, 01/01/2032	202,864	216,068
295541, 3.907%, 10/01/2032 (a)	72,212	77,590
676661, 5.500%, 01/01/2033	124,797	141,771
555326, 5.500%, 04/01/2033	275,849	320,116
555531, 5.500%, 06/01/2033	269,997	306,420
555592, 5.500%, 07/01/2033	71,341	81,078
748375, 2.255%, 08/01/2033 (a)	3,583	3,748
733533, 4.500%, 08/01/2033	120,933	132,216
806484, 4.613%, 08/01/2033 (a)	61,344	65,728
725205, 5.000%, 03/01/2034	426,191	478,016
995801, 5.500%, 12/01/2034	81,281	92,487
888073, 5.500%, 02/01/2035	55,258	62,753
735989, 5.500%, 02/01/2035	51,941	59,025
735670, 5.500%, 03/01/2035	105,032	119,336
735715, 5.500%, 05/01/2035	219,167	249,116
745751, 5.500%, 09/01/2035	64,319	73,097
889929, 5.500%, 08/01/2037	227,742	258,846
#TBA, 3.500%, 10/01/2040	1,000,000	1,052,617
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	7,532	7,566
2002-55-QE, 5.500%, 09/25/2017	11,208	11,276
2002-59, 5.500%, 09/25/2017	47,419	47,960
2002-55-GC, 5.500%, 09/25/2017	2,482	2,497
2002-57, 5.500%, 09/25/2017	6,414	6,452
2002-58, 5.500%, 09/25/2017	3,533	3,557
2002-61, 5.500%, 10/25/2017	6,056	6,153
2002-74, 5.000%, 11/25/2017	18,698	18,979
2002-72, 5.500%, 11/25/2017	11,071	11,252
2002-62, 5.500%, 11/25/2017	31,969	32,500
2002-83, 5.000%, 12/25/2017	66,827	67,981
2003-21, 5.000%, 03/25/2018	18,993	19,336
2003-57-NE, 3.500%, 06/25/2018	25,224	25,615
2003-57-NK, 5.000%, 06/25/2018	3,742	3,834
2003-74, 3.750%, 08/25/2018	13,236	13,468
2003-91, 4.500%, 09/25/2018	59,466	60,808
2003-81, 4.500%, 09/25/2018	62,376	63,981
2003-108, 4.000%, 11/25/2018	90,939	92,650
2003-128, 4.000%, 01/25/2019	94,188	95,895
2009-37, 4.000%, 04/25/2019	30,176	30,724
2004-19, 4.000%, 04/25/2019	96,556	98,339
1999-15, 6.000%, 04/25/2019	83,520	93,507
2004-27, 4.000%, 05/25/2019	47,430	48,645
2004-36, 4.500%, 05/25/2019	53,161	54,396
2009-70, 5.000%, 08/25/2019	11,102	11,392
1990-73, 0.000%, 07/25/2020 (c)	25,654	25,031
2011-68, 3.500%, 12/25/2020	50,913	52,289
2008-24, 5.000%, 04/25/2023	175,733	180,460
2008-36, 4.500%, 05/25/2023	129,837	136,937
2003-80, 4.000%, 06/25/2023	1,106	1,114
2003-48, 5.000%, 06/25/2023	103,141	110,892
2008-62, 4.000%, 07/25/2023	80,890	82,774
2011-74, 4.000%, 03/25/2026	155,346	165,967

2001-64, 6.000%, 11/25/2031	219,515	246,598
2003-44, 1.274%, 06/25/2033 (a)	217,474	221,922
2005-27, 5.500%, 05/25/2034	18,366	19,040
2005-23, 5.000%, 04/25/2035	20,365	21,761
2005-62, 4.750%, 07/25/2035	26,235	27,514
2006-70, 0.000%, 06/25/2036 (c)	233,818	221,918
2007-1, 0.774%, 02/25/2037 (a)	65,501	65,226
2007-33, 5.500%, 04/25/2037	8,212	9,266
2010-90, 4.000%, 04/25/2040	171,080	176,436
FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	340,024
K-701, 3.882%, 11/25/2017 (a)	1,353,000	1,384,106
K-706, 1.691%, 06/25/2018	9,072	9,072
K-P03, 1.738%, 03/25/2019	473,467	477,122
K-714, 0.838%, 10/25/2020 (a)(b)	11,601,496	277,138
Q-001, 1.701%, 04/25/2021	769,897	775,660
K-720, 0.660%, 08/25/2022 (a)(b)	9,725,971	261,966
K-023, 1.420%, 08/25/2022 (a)(b)	4,814,840	303,693
FHLMC-GNMA
G-023, 0.974%, 11/25/2023 (a)	180,670	182,535
Freddie Mac Gold Pool
E0-1098, 6.000%, 02/01/2017	8,896	8,956
E0-1138, 6.500%, 03/01/2017	2,180	2,198
G1-1409, 6.000%, 05/01/2017	2,726	2,749
E0-1140, 6.000%, 05/01/2017	19,990	20,224
G1-1350, 6.000%, 10/01/2017	10,149	10,253
E0-1251, 5.500%, 11/01/2017	107,962	110,037
G1-1337, 5.500%, 11/01/2017	61,858	62,869
G1-1509, 6.000%, 03/01/2018	8,647	8,764
G1-1516, 6.000%, 03/01/2018	3,569	3,610
E0-1343, 5.000%, 04/01/2018	24,093	24,774
G1-1399, 5.500%, 04/01/2018	13,609	13,794
E0-1386, 5.000%, 06/01/2018	7,179	7,381
E0-1488, 5.000%, 10/01/2018	38,618	39,722
E0-1490, 5.000%, 11/01/2018	129,519	133,230
E0-1497, 5.500%, 11/01/2018	11,977	12,385
G1-2471, 4.500%, 12/01/2018	55,445	56,824
G1-2883, 5.000%, 12/01/2018	65,105	66,945
G1-1731, 5.500%, 12/01/2018	68,230	70,354
G1-1551, 5.500%, 02/01/2019	17,918	18,419
G1-1574, 6.000%, 02/01/2019	9,140	9,263
G1-3052, 5.000%, 03/01/2019	46,464	47,778
C9-0256, 6.500%, 03/01/2019	24,609	27,291
B1-5137, 4.000%, 06/01/2019	26,267	27,143
G1-2081, 4.500%, 06/01/2019	11,478	11,775
G1-8009, 5.000%, 09/01/2019	41,271	42,801
G1-1694, 6.500%, 09/01/2019	16,975	17,408
G1-8016, 5.000%, 10/01/2019	182,843	191,815
G1-3330, 6.000%, 10/01/2019	2,323	2,352
G1-8020, 4.500%, 11/01/2019	160,534	167,282
G1-1653, 5.500%, 12/01/2019	158,715	164,814
G1-1650, 5.000%, 02/01/2020	21,772	22,573
G1-2569, 4.000%, 05/01/2020	167,195	172,822
G1-1717, 5.000%, 06/01/2020	51,735	54,445
G1-1722, 5.000%, 07/01/2020	60,559	63,724
G1-1754, 6.000%, 07/01/2020	1,432	1,497
G1-3272, 4.500%, 08/01/2020	72,568	74,373
G1-1838, 6.000%, 08/01/2020	20,210	20,961
G1-3312, 4.500%, 09/01/2020	43,152	44,226
G1-3318, 5.000%, 10/01/2020	227,597	236,347
G1-1773, 5.000%, 10/01/2020	35,283	37,100
G1-2046, 4.000%, 12/01/2020	58,869	60,858
G1-2911, 4.000%, 02/01/2021	27,114	28,031
G1-1938, 4.500%, 03/01/2021	87,800	92,690
G1-2189, 5.500%, 03/01/2021	117,393	124,583

G1-1941, 5.500%, 04/01/2021	8,373	8,926
G1-2121, 5.500%, 04/01/2021	74,941	79,886
G1-4200, 4.000%, 06/01/2021	97,363	100,805
G1-2239, 5.500%, 07/01/2021	29,248	31,331
G1-2322, 5.500%, 07/01/2021	12,383	13,246
G1-3621, 6.500%, 08/01/2021	22,737	23,052
G1-2381, 5.000%, 09/01/2021	144,687	154,042
G1-2456, 4.000%, 10/01/2021	62,647	64,767
G1-2403, 5.000%, 10/01/2021	84,583	89,947
G1-2717, 5.500%, 11/01/2021	12,449	13,130
G1-4904, 4.500%, 12/01/2021	128,152	131,425
G1-2942, 4.500%, 01/01/2022	44,817	46,981
G1-2491, 5.000%, 01/01/2022	246,633	259,612
G1-2977, 5.500%, 10/01/2022	52,902	56,854
G3-0234, 6.500%, 11/01/2022	3,310	3,728
G1-3007, 5.000%, 03/01/2023	93,294	100,008
G1-3345, 6.500%, 10/01/2023	27,887	29,852
G1-3390, 6.000%, 01/01/2024	92,855	101,477
G1-4160, 6.000%, 01/01/2024	27,976	28,624
G1-3692, 5.500%, 02/01/2024	41,760	45,015
G1-3610, 5.500%, 02/01/2024	69,778	75,772
C9-0830, 4.500%, 05/01/2024	196,343	214,516
G1-5123, 3.000%, 06/01/2024	208,421	218,665
G1-4223, 5.500%, 07/01/2024	54,010	56,375
G1-8323, 4.500%, 09/01/2024	209,752	224,211
G1-8330, 4.500%, 11/01/2024	181,781	194,467
G1-4800, 4.000%, 06/01/2025	363,303	386,687
J1-2635, 4.000%, 07/01/2025	129,130	137,345
G3-0289, 7.000%, 09/01/2025	395,102	428,679
J1-3273, 3.500%, 10/01/2025	200,839	212,679
C9-0931, 5.000%, 11/01/2025	40,653	44,832
C9-0945, 5.000%, 01/01/2026	107,254	118,313
J1-4785, 4.000%, 03/01/2026	216,763	230,541
G1-4159, 4.000%, 06/01/2026	300,233	318,776
G1-5112, 4.500%, 06/01/2026	106,217	108,859
G1-4391, 5.000%, 06/01/2026	80,003	84,497
G3-0293, 5.000%, 07/01/2026	68,424	75,478
G1-5113, 4.500%, 09/01/2026	84,085	87,331
C9-0989, 6.000%, 09/01/2026	93,351	106,248
C9-0994, 6.000%, 10/01/2026	50,161	57,091
G1-4350, 4.000%, 12/01/2026	179,155	190,485
C9-1075, 6.000%, 08/01/2027	152,892	174,105
#TBA, 2.500%, 10/15/2027	1,000,000	1,031,836
G0-1584, 5.000%, 08/01/2033	132,121	147,958
G0-5168, 5.000%, 12/01/2034	30,337	33,937
G0-4913, 5.000%, 03/01/2038	123,555	137,116
H0-9207, 6.500%, 08/01/2038	134,444	149,740
Freddie Mac Non Gold Pool
30-4276, 8.000%, 07/01/2018	378	383
Freddie Mac REMICS
2354, 5.750%, 09/15/2016	562	562
2381, 5.500%, 11/15/2016	1,357	1,360
3787, 1.750%, 01/15/2017	79,241	79,225
2458, 5.500%, 06/15/2017	24	24
2503, 5.500%, 09/15/2017	3,048	3,097
3390, 0.708%, 10/15/2017 (a)	27,480	27,490
2515, 5.000%, 10/15/2017	36,985	37,515
2508, 5.000%, 10/15/2017	21,459	21,785
2510, 5.000%, 10/15/2017	11,448	11,631
2513-JE, 5.000%, 10/15/2017	20,921	21,274
2513-DB, 5.000%, 10/15/2017	44,121	44,875
2509, 5.000%, 10/15/2017	3,656	3,709
2564, 5.500%, 10/15/2017	34,229	34,876
2543, 5.000%, 12/15/2017	47,420	48,273
2555, 4.250%, 01/15/2018	30,371	30,879

2575, 5.000%, 02/15/2018	21,313	21,758
2564, 5.000%, 02/15/2018	50,355	51,417
2617, 4.500%, 05/15/2018	107,929	110,384
2627, 4.500%, 06/15/2018	40,781	41,660
2631, 4.500%, 06/15/2018	22,904	23,443
2663, 5.000%, 08/15/2018	88,214	90,400
2686, 3.500%, 10/15/2018	82,008	84,537
2685, 4.000%, 10/15/2018	137,642	140,374
2695, 4.000%, 10/15/2018	109,416	111,746
2696, 4.000%, 10/15/2018	233,675	237,353
2707, 4.500%, 11/15/2018	73,571	75,598
2720, 5.000%, 12/15/2018	49,338	50,802
2786, 4.000%, 04/15/2019	100,431	103,095
2790, 5.000%, 05/15/2019	57,992	59,524
3563, 4.000%, 08/15/2019	130,360	133,547
2895, 4.000%, 11/15/2019	80,122	82,422
3414, 4.000%, 12/15/2019	99,764	102,134
2934, 0.000%, 02/15/2020 (c)	56,912	55,719
2999, 4.500%, 07/15/2020	72,629	74,664
3033, 4.500%, 09/15/2020	55,640	57,022
3291, 4.500%, 03/15/2022	143,574	148,269
3288, 4.500%, 03/15/2022	170,987	175,334
2649, 3.500%, 07/15/2023	39,862	41,150
2676, 5.000%, 09/15/2023	335,091	362,422
2720, 5.000%, 12/15/2023	131,209	142,218
2783, 5.000%, 04/15/2024	201,478	219,088
2824, 5.000%, 07/15/2024	9,423	10,255
2877, 5.000%, 10/15/2024	97,547	105,641
2892, 5.000%, 11/15/2024	374,351	407,084
3741, 3.500%, 03/15/2025	53,679	55,235
3784, 4.000%, 01/15/2026	62,730	66,768
3803, 4.000%, 11/15/2028	98,556	100,318
2344, 6.500%, 08/15/2031	34,405	40,754
3136, 0.808%, 04/15/2036 (a)	229,484	231,070
3807, 4.000%, 11/15/2039	231,137	242,125
3867, 3.500%, 04/15/2040	185,936	193,420
Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (c)	436,521	386,051
FRESB Mortgage Trust
2015-SB2, 2.086%, 07/25/2035 (a)	1,907,519	1,913,659
2015-SB7, 2.370%, 09/25/2035 (a)	986,876	996,645
2015-SB9, 2.535%, 11/25/2035 (a)	998,187	1,010,663
2016-SB13, 2.060%, 01/25/2036 (a)	999,073	998,673
2016-SB16, 2.130%, 05/25/2036 (a)	499,661	500,810
2016-SB17, 2.160%, 05/25/2036 (a)	499,798	501,447
2015-SB3, 2.012%, 08/25/2042 (a)	1,548,077	1,543,742
Ginnie Mae I Pool
781367X, 6.000%, 11/15/2016	143	143
781464X, 7.000%, 07/15/2017	1,196	1,199
603378X, 5.000%, 01/15/2018	10,899	11,092
781567X, 5.000%, 02/15/2018	12,494	12,982
781731X, 4.500%, 11/15/2018	69,307	70,573
782098X, 6.000%, 01/15/2020	76,684	79,209
781919X, 5.000%, 05/15/2020	212,921	225,216
782039X, 5.500%, 11/15/2020	88,046	93,658
782232X, 5.000%, 07/15/2021	135,326	143,100
782618X, 4.500%, 04/15/2024	164,811	177,461
741854X, 4.000%, 05/15/2025	269,432	283,067
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	521,978	513,118
2010-112, 3.000%, 04/20/2038	50,266	50,933
2011-40, 2.500%, 06/20/2038	10,137	10,144
2009-15, 4.250%, 12/20/2038	203,969	209,713
2009-101, 4.000%, 08/20/2039	141,393	149,560
2013-55, 1.579%, 12/16/2042	629,683	622,374

2015-97, 2.400%, 04/16/2043	968,887	976,059
2013-107, 0.630%, 11/16/2047 (a)(b)	6,387,530	262,370
2013-15, 0.617%, 08/16/2051 (a)(b)	6,974,088	348,196
2013-07, 0.448%, 05/16/2053 (a)(b)	9,457,688	411,196
2013-01, 0.917%, 02/16/2054 (a)(b)	8,944,932	557,976
2013-105, 0.677%, 06/16/2054 (a)(b)	4,695,992	178,887
2013-17, 0.878%, 06/16/2054 (a)(b)	17,690,886	882,800
2013-40, 0.989%, 06/16/2054 (a)(b)	11,484,398	699,902
2013-101, 0.769%, 10/16/2054 (a)(b)	6,223,132	251,676
2013-156, 0.832%, 06/16/2055 (a)(b)	6,637,015	331,216
2014-155, 1.340%, 08/16/2055 (a)(b)	2,499,111	201,600
2014-01, 0.661%, 09/16/2055 (a)(b)	7,692,295	343,697
2014-54, 0.769%, 09/16/2055 (a)(b)	10,648,900	557,571
2014-120, 0.759%, 04/16/2056 (a)(b)	3,366,191	184,596
2014-73, 0.805%, 04/16/2056 (a)(b)	11,883,158	620,164
2014-138, 0.851%, 04/16/2056 (a)(b)	2,648,339	167,002
2015-130, 0.988%, 07/16/2057 (a)(b)	3,907,995	266,758
2016-52, 1.017%, 03/16/2058 (a)(b)	5,942,425	465,029
Total MORTGAGE BACKED SECURITIES (Cost $62,759,301)		$62,394,544

U.S. Government Agency Issue - 1.21%
Federal Agricultural Mortgage Corp.
0.544%, 08/25/2017 (a)	1,000,000	1,000,099
Total U.S. GOVERNMENT AGENCY ISSUE (Cost $999,800)		$1,000,099

U.S. Government Note/Bond - 17.70%
United States Treasury Inflation Indexed Bond
0.125%, 04/15/2017	992,250	990,894
0.125%, 04/15/2021	1,525,515	1,542,245
United States Treasury Note/Bond
0.625%, 12/31/2016	2,580,000	2,582,201
0.500%, 03/31/2017	1,500,000	1,499,661
0.875%, 07/15/2017	850,000	851,644
1.750%, 09/30/2019	7,000,000	7,171,311
Total U.S. GOVERNMENT NOTE/BOND (Cost $14,607,705)		$14,637,956

SHORT-TERM INVESTMENTS - 14.13%
First American U.S. Treasury Money Market Fund, Class Z, 0.130% (d)	11,685,466	11,685,466
TOTAL SHORT-TERM INVESTMENTS (Cost $11,685,466)		$11,685,466

Total Investments (Cost $90,052,272) - 108.48%		89,718,065
Liabilities in Excess of Other Assets - (8.48)%		(7,010,857)
TOTAL NET ASSETS - 100.00%		$82,707,208

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at August 31, 2016.
(b) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c) Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(d) Seven day yield as of August 31, 2016.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
August 31, 2016 (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2016 for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass Short Term U.S. Government Agency Income Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$90,052,272	$103,126,555
Gross unrealized appreciation- Equities	$1,499,873	$5,580,642
Gross unrealized appreciation- Options	-	1,976,801
Gross unrealized depreciation- Equities	(1,834,080)	(5,031,371)
Gross unrealized depreciation- Options	-	(1,804,959)
Net unrealized appreciation (depreciation)	$(334,207)	$721,113

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally classified as level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the options on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at August 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s investments carried at fair value:

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$79,076,842	$-	$-	$79,076,842
Master Limited Partnerships(1)	6,459,061	-	-	6,459,061
Real Estate Investment Trusts	6,135,306	-	-	6,135,306
Purchased Options	316,500	-	-	316,500
Total Equities	91,987,709	-	-	91,987,709
Short-Term Investments	10,686,576	-	-	10,686,576
Total Investments in Securities	$102,674,285	$-	$-	$102,674,285

Liabilities:
Written Options	$(1,487,908)	$(2,156,769)	$-	$(3,644,677)
Total Liabilities	$(1,487,908)	$(2,156,769)	$-	$(3,644,677)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$62,394,544	$-	$62,394,544
U.S. Government Agency Issue	-	1,000,099	-	1,000,099
U.S. Government Note/Bond	-	14,637,956	-	14,637,956
Total Fixed Income	-	78,032,599	-	78,032,599
Short-Term Investments	11,685,466	-	-	11,685,466
Total Investments in Securities	$11,685,466	$78,032,599	$-	$89,718,065

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2016.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2016 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2016.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2016 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$316,500	Options written, at value	$(3,644,677)
Total		$316,500		$(3,644,677)

Amount of Realized Loss on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	(1,467,392)	(751,625)	(2,219,017)
Total	$(1,467,392)	$(751,625)	$(2,219,017)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(381,241)	$1,547,062	$1,165,821
Total	$(381,241)	$1,547,062	$1,165,821

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  10/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  10/21/16

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  10/21/16

* Print the name and title of each signing officer under his or her signature.